Transactions with Related Parties	6 Months Ended
Jun. 30, 2025
Transactions with Related Parties [Abstract]
Transactions with Related Parties
4.	Transactions with Related Parties:

(a)	Castor Ships:

Details of the Company’s transactions and arrangements with Castor Ships are discussed in Note 3(a) to the consolidated financial statements for the year ended December 31, 2024, included in the Company’s 2024 Annual Report.

As of June 30, 2025, in accordance with the provisions of the Master Management Agreement, effective April 26, 2023, by and among the Company, its shipowning subsidiaries and Castor Ships, Castor Ships had subcontracted to a third-party ship management company the technical management of all the Company’s vessels, except the M/T Wonder Mimosa and LPG Dream Syrax, for which Castor Ships has provided the technical management since June 7, 2023 until April 14, 2025 and November 5, 2024, respectively. Castor Ships pays, at its own expense, the third-party technical management company a fee for the services it has subcontracted to such company without any additional cost to Toro.

During the six months ended June 30, 2024 and 2025, the Company’s subsidiaries were charged the following fees and commissions by Castor Ships (i) management fees amounting to $945,490 and $919,989, respectively, (ii) charter hire commissions amounting to $148,123 and $289,644, respectively, and (iii) sale and purchase commission from discontinued operations amounting to $338,000 in the six months ended June 30, 2024, related to the sale of the vessel M/T Wonder Sirius which is included in ‘Gain on sale of vessels’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income from discontinued operations.

During the six months ended June 30, 2024 and 2025, the Company was charged by Castor Ships the Flat Management Fee (as defined in 2024 Annual Report) amounting to $1,599,000 and $1,648,570, respectively, which are included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

The Master Management Agreement also provides for advance funding equal to two months of vessel daily operating costs to be deposited with Castor Ships as a working capital guarantee, refundable in case a vessel is no longer under Castor Ship’s management. As of December 31, 2024 and June 30, 2025, the working capital guarantee advances to Castor Ships amounted to $1,590,501 and $1,201,959, respectively, which are presented in ‘Due from related parties, non-current’ in the accompanying unaudited condensed consolidated balance sheets. As of December 31, 2024 and June 30, 2025, the amounts of $6,072,800 and $5,181,873 of ‘Due from related parties, current’, respectively, represent operating expense payments made on behalf of the Company to the third-party managers and Castor Ships in excess of amounts advanced and advances of expected scheduled drydocking repairs.

In exchange for the management services, effective July 1, 2025, Castor Ships charges and collects (i) a chartering commission for and on behalf of Castor Ships and/or on behalf of any third-party broker(s) involved in the trading of the Company’s vessels, on all gross income received by the Company’s shipowning subsidiaries arising out of or in connection with the operation of the Company’s vessels for distribution among Castor Ships and any third-party broker(s), which, when calculated together with any address commission that any charterer of any of the Company’s vessels is entitled to receive, will not exceed the aggregate rate of 6.25% on each vessel’s gross income, (ii) a sale and purchase brokerage commission at the rate of 1% on each consummated transaction applicable to the total consideration of acquiring or selling: (a) a vessel (secondhand or newbuilt),  or (b) the shares of a ship owning entity owning vessel(s) or (c) shares and/or other securities(including equity, debt and loan instruments), and (iii) a capital raising commission at the rate of 1% on all gross proceeds of each capital raising transaction completed by the Company including, without limitation, any equity, debt or loan transactions, operating leasing transactions,  stand-alone derivative and/or swap agreements, other financing arrangements of a similar nature or any refinancing or restructuring thereof.

(b)	Former Parent Company:

In connection with the Spin-Off as discussed in Note 1, on March 7, 2023, Toro issued 140,000 1.00% Series A Preferred Shares to Castor having a stated amount of $1,000 per share and a par value of $0.001 per share (Note 9). The amount of accrued dividend on Series A Preferred Shares due to Castor as of December 31,2024 and June 30, 2025 was $338,333 and $342,221, respectively and is presented net in ‘Due to related parties, current’ in the accompanying unaudited interim condensed consolidated balance sheet.

On August 7, 2023, the Company agreed to purchase 50,000 5.00% Series D Cumulative Perpetual Convertible Preferred Shares of Castor, having a stated value of $1,000 and par value of $0.001 per share (the “Castor Series D Preferred Shares”), for aggregate cash consideration of $50.0 million. The distribution rate on the Castor Series D Preferred Shares is 5.00% per annum, which rate will be multiplied by a factor of 1.3 on the seventh anniversary of the issue date of the Castor Series D Preferred Shares and annually thereafter, subject to a maximum distribution rate of 20% per annum in respect of any quarterly dividend period. Dividends are payable quarterly in arrears on the 15th day of January, April, July and October in each year, subject to Castor’s board of directors’ approval.

The Series D Preferred Shares are convertible, in whole or in part, at the Company’s option to common shares of Castor from the first anniversary of their issue date at the lower of (i) $7.00 per common share, and (ii) the 5-day-value-weighted average price immediately preceding the conversion. On March 27, 2024, Castor effected a 1-for-10 reverse stock split of its common stock without any change in the number of authorized common shares. As a result of the reverse stock split, the number of Castor’s outstanding shares as of March 27, 2024, decreased to 9,662,354 while the par value of its common shares remained unchanged at $0.001 per share. The conversion price of the Castor Series D Preferred Shares is subject to adjustment upon the occurrence of certain events, including the occurrence of splits and combinations (including a reverse stock split) of the common shares and was adjusted to $7.00 per common share on March 27, 2024 from $0.70 per common share following effectiveness of the 1-for-10 reverse stock split. The minimum conversion price of the Series D Preferred Shares is $0.30 per common share.

On December 12, 2024, Toro agreed to purchase for an aggregate consideration of $50,000,000 in cash, an additional 50,000 Castor Series D Preferred Shares. The Company owns all 100,000 outstanding Castor Series D Preferred Shares.

In connection with the transaction, Castor amended the terms of the Castor Series D Preferred Shares to, among other things: (i) reset the date from which holders of the Castor Series D Preferred Shares may convert their Series D Preferred Shares into common shares of Castor to January 1, 2026 from August 7, 2024, (ii) require that any holder of the Castor Series D Preferred Shares electing to exercise its optional conversion rights convert not less than 500 Castor Series D Preferred Shares into common shares of Castor, and (iii) introduce an additional redemption feature whereby Castor may, at its option, redeem for cash all remaining outstanding Castor Series D Preferred Shares if the number of Series D Preferred Shares outstanding is 30,000 or less. Toro may not dispose of any of the Castor Series D Preferred Shares for a period of 180 days after the closing date of the transaction.

For the six months ended June 30, 2024 and 2025, the Company received a dividend on the Castor Series D Preferred Shares, amounting to $1.3 million and $2.1 million, respectively. As of December 31, 2024 and June 30, 2025, the aggregate value of the investment in Castor amounted to $100,687,500 and $101,104,167, respectively, including $687,500 and $1,104,167 of accrued dividends, respectively, and is included as ‘Investment in related parties’ in the accompanying  unaudited condensed consolidated balance sheet. As of June 30, 2025, the Company did not identify any impairment or any observable prices for identical or similar investments of the same issuer.

On December 11, 2024, Toro entered into a facility agreement with Castor to provide a $100.0 million senior term loan facility to Castor (the “Term Loan”) which was drawn-down on the same date. The Term Loan has a tenor of 5 years, bears interest at the secured overnight financing rate (“SOFR”) plus 1.80% per annum, is guaranteed by ten ship-owning subsidiaries of Castor and is receivable in (a) twenty (20) consecutive quarterly installments, each of  $2,500,000, commencing on March 11, 2025, and (b) a balloon installment in the amount of $50.0 million at its maturity together with the last quarterly installment. The Term Loan is secured by first priority mortgages and first priority general assignments covering insurance policies and requisition compensation over the ten vessels owned by wholly-owned subsidiaries of Castor. The value of these vessels was approximately $235.0 million based on third-party valuations at the time of the drawdown by Castor. Pursuant to the terms of this facility, Castor is also subject to certain negative covenants customary for facilities of this type, which may be waived in Toro’s sole discretion. During the six months ended June 30, 2025, the Term Loan was fully repaid. As result there is no balance under ‘Loan to related party’ as of June 30, 2025 in the accompanying  unaudited condensed consolidated balance sheet. During the six months ended June 30, 2025, the interest income under the Term Loan amounted to $1,771,836 and is presented in ‘Interest income from related party’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

The above transactions and their terms were approved by the independent members of the board of directors of each of Castor and the Company at the recommendation of their respective special committees composed of independent and disinterested directors, which negotiated the transaction and its terms.

(c)	Equity incentive plan:

As of June 30, 2025, the Company maintains an Equity Incentive Plan (as defined and discussed in Note 12) under which the Company’s board of directors has made and may make awards of certain securities of the Company or cash to directors, officers and employees of the Company and/or its subsidiaries and affiliates and consultants and service providers to (including persons who are employed by or provide services to any entity that is itself a consultant or service provider to) the Company and its subsidiaries and affiliates.

The stock based compensation cost for the non-vested shares under the Equity Incentive Plan for the six months ended June 30, 2024 and 2025, amounted to $2,617,519 and $1,769,877, respectively, and is included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

(d)	Robin Energy Ltd.

As discussed in Note 1, as part of the Robin Spin-Off Toro received 2,000,000 Series A Preferred Shares, having a stated amount of $25 and a par value of $0.001 per share. The Company is the holder of all of the issued and outstanding Series A Preferred Shares (Note 1). The Series A Preferred Shares do not have voting rights. The Series A Preferred Shares are convertible, at their holder’s option, to common shares at any time and from time to time from and after the second anniversary of April 14, 2025. The conversion price for any conversion of the Series A Preferred Shares shall be the lower of (i) 200% of the volume-weighted average price (“VWAP”) of our common shares over the five consecutive trading day period commencing on and including April 14, 2025, and (ii) the VWAP of our common shares over the five consecutive trading day period expiring on the trading day immediately prior to the date of delivery of written notice of the conversion.

As there was no observable market for the Series A Preferred Shares, these were recognized at $25,942,180, being the fair value of the shares determined through Level 2 inputs of the fair value hierarchy by taking into consideration a third-party valuation. The fair value on the initial recognition is deemed to be the cost. The applied valuation methodology was comprised the trifurcation of the value of the Series A Preferred Shares in three components namely, the “straight” preferred stock component, the embedded option component while an incremental value was also ascribed to the conversion at the variable conversion price. The sum of the these components was used to estimate the value for the Series A Preferred Shares at $25,942,180. The valuation methodology and the significant other observable inputs used for each component are set out below:

	Valuation Technique	Unobservable Input	Range (Weighted average)
“Straight” Preferred stock component	Discounted Cash Flow model	• Weighted average cost of Capital	11.88%
Embedded Option Component	Black Scholes	• Volatility	107.92%
		• Risk free rate	4.02%
		• Weighted average cost of Capital	11.88%
		• Strike price	$10.546
		• Share price (April 14, 2025)	$5.80
Incremental value at variable conversion price	Probability adjusted method	• 5-day VWAP and discount to conversion day closing price (5th day)	$4.50 (10% discount)
			$4.00 (20% discount)
		• Probability ascribed for 10% lower 5-day VWAP	75%
		• Probability ascribed for 20% lower 5-day VWAP	25%
		• Assumed share price	$5.00

As of June 30, 2025, the aggregate value of investments in Robin amounted to $26,047,735, including $105,555 of accrued dividends and are separately included as ‘Investments in related party’ in the accompanying unaudited consolidated balance sheet. As of June 30, 2025, the Company did not identify any indications for impairment or any observable prices for identical or similar investments of the same issuer.

Furthermore, Toro is entitled to receive cumulative cash dividends, at the annual rate of 1.00% on the stated amount of $25 per share, of the 2,000,000 Series A Preferred Shares, receivable quarterly in arrears on the 15th day of January, April, July and October in each year, subject to Robin’s Board of Directors approval. For the six months ended June 30, 2024 and 2025, the Company received a dividend on the Robin Series A Preferred Shares, amounting to $0 million and $1,389, respectively. During the six month period ended June 30, 2024 and 2025, dividend income derived from the Company’s investment in Robin amounted to $0 and $106,944 respectively and is presented in ‘Dividend income from related party’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

Following the successful completion of the Spin-Off, Robin will reimburse Toro for expenses related to the Spin-Off and other expenses that have been incurred by Toro. Robin will not reimburse Toro for any of these expenses that were incurred or paid by any of the Robin subsidiaries of Toro after April 14, 2025. As of June 30, 2025, outstanding expenses due to be reimbursed from Robin amounted to $874,289 and is included in ‘Due from related parties, current’, in the accompanying unaudited consolidated balance sheet.